Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Billboard	$ 207.7	$ 205.3		$ 925.7	$ 913.6	$ 894.2
Transit and other	80.2	73.9		368.3	371.0	382.9
Total revenues	287.9	279.2		1,294.0	1,284.6	1,277.1
Expenses:
Operating	163.5	162.2		686.9	700.1	689.4
Selling, general and administrative	50.6	43.2		199.8	181.8	178.4
Restructuring charges				0	2.5	3.0
Net (gain) loss on dispositions	(0.9)	(9.8)	[1]	(27.3)	2.2	2.0
Depreciation	26.1	26.0		104.5	105.9	109.0
Amortization	21.9	22.9		91.3	90.9	102.9
Total expenses	261.2	244.5		1,055.2	1,083.4	1,084.7
Operating income	26.7	34.7		238.8	201.2	192.4
Interest Expense	(12.5)	(0.1)
Other income (expense), net	(0.5)	(0.1)		(1.2)	(1.0)	0.8
Income before income taxes and equity in earnings of investee companies	13.7	34.5		237.6	200.2	193.2
Provision for income taxes	(5.9)	(14.9)		(96.6)	(89.0)	(87.8)
Equity in earnings of investee companies, net of tax	0.6	0.3		2.5	2.2	1.7
Net income	$ 8.4	$ 19.9		$ 143.5	$ 113.4	$ 107.1
Net income per common share:
Basic	$ 0.09	$ 0.21		$ 1.48	$ 1.17	$ 1.10
Diluted	$ 0.09	$ 0.21		$ 1.48	$ 1.17	$ 1.10
Weighted average shares outstanding:
Basic	97.0	97.0		97.0	97.0	97.0
Diluted	97.0	97.0		97.0	97.0	97.0

[1]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.